Other non current assets	6 Months Ended
Jun. 30, 2012
Other Non Current Assets [Abstract]
Other Non Current Assets
8. Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31,	June 30,
	2011	2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships	24,756	24,756
Deferred mobilization expenses	24,176	59,496
Other	15,540	27,968
Balance at end of year/period	$97,572	$112,220

As of December 31, 2011, security deposits of $33,100 for the Ocean Rig Poseidon and Ocean Rig Mykonos, were recorded as "Other non-current assets" in the accompanying consolidated balance sheet. These deposits were required by the counterparty due to the market loss in the swap agreements as of December 31, 2011. Following the commencement of operations of the Ocean Rig Mykonos, these deposits were no longer required.

On November 22, 2010, the Company, entered into an option contract with Samsung Heavy Industries Co. Ltd. ("Samsung") for the construction of up to four ultra-deepwater drillships, which will be "sister-ships" to the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and the Ocean Rig Mykonos, with certain upgrades to vessels design and specifications. The option agreement was novated by the Company to Ocean Rig on December 30, 2010. On May 16, 2011, Ocean Rig entered into an addendum to the option contract for the construction of up to two additional drillships with the same contract terms, conditions and specifications as the four optional drillships under the original agreement and extended the date to exercise the fourth option under the original agreement and the two additional options under the addendum from November 22, 2011 to January 31, 2012.

The Company has exercised three of the six options under the agreement and, as a result, has entered into shipbuilding contracts for three seventh generation, ultra-deepwater drillships with deliveries scheduled in July 2013, October 2013 and November 2013, respectively.

In 2012, Ocean Rig entered into addenda to the option contract to further extend the date by which Ocean Rig must exercise its three remaining options under the contract to October 4, 2012. Drillship deliveries are at the reasonable discretion of Samsung declaring the earliest available date based on Samsung's construction schedule.